Intangible assets - Schedule of Intangible Assets (Details) - CAD ($) $ in Millions	Apr. 02, 2023	Apr. 03, 2022
Disclosure of detailed information about intangible assets [line items]
Intangible assets	$ 135.1	$ 122.2
Intangible assets with finite lives
Disclosure of detailed information about intangible assets [line items]
Intangible assets	19.3	6.4
Intangible assets with indefinite lives | Brand name
Disclosure of detailed information about intangible assets [line items]
Intangible assets	115.5	115.5
Intangible assets with indefinite lives | Domain name
Disclosure of detailed information about intangible assets [line items]
Intangible assets	$ 0.3	$ 0.3